Credit Facilities, Long-Term Debt and Lease Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of borrowings outstanding
The amounts outstanding are as follows:

As at Dec. 31				2023			2022
	Segment	Maturity	Currency	Carrying value	Face value	Interest(1)	Carrying value	Face value	Interest
Credit facilities
Committed syndicated bank facility(2)	Corporate	2027	CAD	—	—	—	32	33	4.7%
Term Facility	Corporate	2024	CAD	397	400	7.4%	396	400	6.5%
Debentures
7.3% Medium term notes	Corporate	2029	CAD	110	110	7.3%	110	110	7.3%
6.9% Medium term notes	Corporate	2030	CAD	141	141	6.9%	141	141	6.9%
Senior notes(3)
7.8% Senior notes(4)	Corporate	2029	USD	520	528	7.8%	533	542	7.8%
6.5% Senior notes	Corporate	2040	USD	391	396	6.5%	401	407	6.5%
Non-recourse
Melancthon Wolfe Wind LP bond	Wind & Solar	2028	CAD	168	169	3.8%	202	203	3.8%
New Richmond Wind LP bond	Wind & Solar	2032	CAD	103	104	4.0%	112	113	4.0%
Kent Hills Wind LP bond	Wind & Solar	2033	CAD	193	196	4.5%	206	209	4.5%
Windrise Wind LP bond	Wind & Solar	2041	CAD	164	167	3.4%	170	173	3.4%
Pingston bond	Hydro	2043	CAD	39	39	6.2%	45	45	3.0%
TAPC Holdings LP bond (Poplar Creek)	Gas	2030	CAD	85	86	9.4%	94	95	8.9%
TEC Hedland PTY Ltd bond(5)	Gas	2042	AUD	691	699	4.1%	711	720	4.1%
TransAlta OCP LP bond	Gas	2030	CAD	217	218	4.5%	241	242	4.5%
Tax equity financing
Big Level & Antrim(6)	Wind & Solar	2029	USD	91	97	6.6%	102	108	6.6%
Lakeswind(7)	Wind & Solar	2029	USD	10	10	10.5%	15	15	10.5%
North Carolina Solar(8)	Wind & Solar	2028	USD	3	3	7.3%	6	6	7.3%
Other(9)	Corporate		CAD	—	—	—	1	1	5.9%
Total long-term debt				3,323	3,363		3,518	3,563
Lease liabilities(10)				143			135
Total long-term debt and lease liabilities				3,466			3,653
Less: current portion of long-term debt				(526)			(170)
Less: current portion of lease liabilities				(6)			(8)
Total current long-term debt and lease liabilities				(532)			(178)
Total non-current credit facilities, long-term debt and lease liabilities				2,934			3,475
(1)Interest rate reflects the stipulated rate or the average rate weighted by principal amounts outstanding and is before the effect of hedging.
(2)Composed of bankers’ acceptances and other commercial borrowings under long-term committed credit facilities.
(3)US face value at Dec. 31, 2023 – US$700 million (2022 – US$700 million).
(4)The effective interest rate for the senior notes is 5.98 per cent after the effects of gains realized on settled interest rate hedging instruments.
(5)AU face value at Dec. 31, 2023 – AU$773 million (2022 – AU$786 million).
(6)US face value at Dec. 31, 2023 – US$73 million (2022 – US$79 million).
(7)US face value at Dec. 31, 2023 – US$8 million (2022 – US$11 million).
(8)US face value at Dec. 31, 2023 – US$2 million (2022 – US$5 million).
(9)Other debt consisted of an unsecured commercial loan obligation that matured and was repaid in 2023.
(10)At Dec. 31, 2023, lease liabilities exclude a lease incentive of $12 million expected to be received in 2024, which is recognized in trade and other receivables.
The Company's credit facilities are summarized in the table below:

As at Dec. 31, 2023		Utilized
Credit Facilities	Facility size	Outstanding letters of credit(1)	Cash drawings	Available capacity	Maturity date
Committed
TransAlta syndicated credit facility	1,950	417	—	1,533	Q2 2027
TransAlta bilateral credit facilities	240	178	—	62	Q2 2025
TransAlta Term Facility	400	—	400	—	Q3 2024
Total Committed	2,590	595	400	1,595
Non-Committed
TransAlta demand facilities	400	187	—	213	N/A
Total Non-Committed	400	187	—	213
(1)TransAlta has obligations to issue letters of credit and cash collateral to secure potential liabilities to certain parties, including those related to potential environmental obligations, commodity risk management and hedging activities, pension plan obligations, construction projects and purchase obligations. Letters of credit drawn against the non-committed facilities reduce the available capacity under the committed syndicated credit facilities. At Dec. 31, 2023, TransAlta provided cash collateral of $145 million.

Disclosure of principal repayments

	2024	2025	2026	2027	2028	2029 and thereafter	Total
Principal repayments(1)	526	142	143	153	162	2,237	3,363
Lease liabilities(2)	4	4	4	4	4	123	143
(1)Excludes impact of hedge accounting and derivatives.
(2)Lease liabilities exclude a lease incentive of $12 million, expected to be received in 2024, which is recognized in trade and other receivables.